Annual Total Returns (Bar Chart) (Invesco Moderate Allocation Fund, Class S, Invesco Moderate Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Allocation Fund | Class S, Invesco Moderate Allocation Fund
Annual Total Returns
'10	12.15%